Note 18 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
	Motapa	Maligreen	Connemara North	Glen Hume	GG	Sabiwa	Abercorn	Valentine	Total

Balance at January 1, 2021	–	–	300	2,661	3,523	284	–	–	6,768
Acquisition costs:
- Mining claims acquired	–	4,000	–	–	–	–	–	–	4,000
Decommissioning asset acquired	–	135	–	–	–	–	–	–	135
Exploration costs:
- Consumables and drilling	–	14	71	1,074	16	–	12	31	1,218
- Contractor	–	–	51	42	–	–	–	24	117
- Labour	–	47	41	60	46	–	4	10	208
- Power	–	–	–	–	33	6	–	–	39
Impairment *	–	–	–	(3,837)	–	–	–	–	(3,837)
Balance at December 31, 2021	–	4,196	463	–	3,618	290	16	65	8,648

Balance at January 1, 2022	–	4,196	463	–	3,618	290	16	65	8,648
Acquisition costs:
- Mining claims acquired	7,844	–	–	–	–	–	–	–	7,844
Exploration costs:
- Consumables and drilling	–	1,170	–	–	36	–	–	–	1,206
- Contractor	–	–	4	–	–	–	–	–	4
- Labour	–	260	–	–	37	–	11	–	308
- Power	–	–	–	–	32	4	–	–	36
Impairment *	–	–	(467)	–	–	–	–	–	(467)
Balance at December 31, 2022	7,844	5,626	–	–	3,723	294	27	65	17,579